Tema Heart & Health ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Biotechnology - 30.6% (a)
AbbVie, Inc.	5,714	$ 1,244,052
Alnylam Pharmaceuticals, Inc. (b)	1,954	590,069
Amgen, Inc.	2,946	992,183
Arrowhead Pharmaceuticals, Inc. (b)	7,240	564,068
Ascendis Pharma AS (b)	1,755	393,313
BridgeBio Pharma, Inc. (b)	20,327	1,346,867
Cytokinetics, Inc. (b)	17,069	1,310,217
Gilead Sciences, Inc.	13,261	1,782,676
Insmed, Inc. (b)	3,449	368,733
Intellia Therapeutics, Inc. (b)	13,892	195,460
Ionis Pharmaceuticals, Inc. (b)	5,599	428,324
Madrigal Pharmaceuticals, Inc. (b)	1,519	755,353
Regeneron Pharmaceuticals, Inc.	1,408	865,610
Revolution Medicines, Inc. (b)	10,971	1,727,713
Scholar Rock Holding Corp. (b)	9,647	475,597
Stoke Therapeutics, Inc. (b)	10,049	310,615
Vertex Pharmaceuticals, Inc. (b)	3,398	1,520,741
Viking Therapeutics, Inc. (b)	8,538	279,534
Xenon Pharmaceuticals, Inc. (b)	8,393	459,349
Zealand Pharma AS (b)	5,293	268,378
		15,878,852

Health Care Equipment & Supplies - 11.7%
Abbott Laboratories	15,809	1,353,250
Boston Scientific Corp. (b)	15,285	738,418
Dexcom, Inc. (b)	13,512	996,375
Edwards Lifesciences Corp. (b)	10,488	906,897
Insulet Corp. (b)	2,835	410,905
Intuitive Surgical, Inc. (b)	1,590	675,178
Medtronic PLC	13,203	974,514
		6,055,537

Health Care Providers & Services - 7.0%
McKesson Corp.	1,196	887,958
UnitedHealth Group, Inc.	7,159	2,722,639
		3,610,597

Life Sciences Tools & Services - 7.1%
Danaher Corp.	7,557	1,380,437
Gubra AS	4,487	250,268
Thermo Fisher Scientific, Inc.	4,185	2,061,154
		3,691,859

Pharmaceuticals - 42.8% (a)
AstraZeneca PLC	11,178	2,077,661
Bristol-Myers Squibb Co.	18,939	1,082,932
Chugai Pharmaceutical Co. Ltd.	13,915	689,525
Eli Lilly & Co.	5,413	5,981,365
Johnson & Johnson	8,274	1,864,380
MBX Biosciences, Inc. (b)	8,761	275,709
Merck & Co., Inc.	18,672	2,216,740
Novartis AG	11,627	1,755,036

Novo Nordisk AS	59,455		2,718,168
Roche Holding AG - ADR	44,538		2,333,791
Structure Therapeutics, Inc. - ADR (b)	4,583		180,295
Teva Pharmaceutical Industries Ltd. - ADR (b)	30,273		1,069,242
			22,244,844
TOTAL COMMON STOCKS (Cost $48,106,601)			51,481,689

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (c)	373,497		373,497
TOTAL MONEY MARKET FUNDS (Cost $373,497)			373,497

TOTAL INVESTMENTS - 99.9% (Cost $48,480,098)			51,855,186
Other Assets in Excess of Liabilities - 0.1%		0.00116	60,239
TOTAL NET ASSETS - 100.0%			$ 51,915,425

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema Heart & Health ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 51,481,689	$ –	$ –	$ 51,481,689
Money Market Funds	373,497	–	–	373,497
Total Investments	$ 51,855,186	$ –	$ –	$ 51,855,186

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 38,865,943	74.8%
Switzerland	4,088,827	7.9
Denmark	3,630,127	7.0
United Kingdom	2,077,660	4.0
Israel	1,069,242	2.1
Ireland	974,513	1.9
Japan	689,525	1.3
Canada	459,349	0.9
Other Assets in Excess of Liabilities	60,239	0.1
	$ 51,915,425	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Health Care	$ 51,481,689	99.2%
Money Market Funds	373,497	0.7
Other Assets in Excess of Liabilities	60,239	0.1
	$ 51,915,425	100.0%